Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		48 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Income Statement [Abstract]
Net sales	$ 3,821	$ 5,833	$ 15,854	$ 31,306	$ 46,689	$ 32,458	$ 105,298
Cost of sales	8,186	8,523	19,285	26,337	58,264	60,028	227,700
Gross profit (loss)	(4,365)	(2,690)	(3,431)	4,969	(11,575)	(27,570)	(122,402)
Operating expenses:
General and administrative	1,497,567	2,960,992	2,242,941	3,372,769	5,033,512	1,433,843	13,651,622
Management fees - related party	15,000	15,000	30,000	30,000	60,000	410,000	1,040,000
Net impairment of intangible assets					1,393,131	1,720,229	3,113,360
Amortization of intangible assets		272,195		544,382	1,044,542	1,413,215	3,244,207
Total operating expense	1,512,567	3,248,187	2,272,941	3,947,151	7,531,185	4,977,287	21,049,189
Operating loss	(1,516,932)	(3,250,877)	(2,276,372)	(3,942,182)	(7,542,760)	(5,004,857)	(21,171,591)
Other income (expense):
Interest (expense) income, net	(92,804)	(116,628)	(330,932)	(157,908)	(843,004)	12,265	(1,158,036)
Loss on settlement of accrued expenses				(924,000)	(1,918,000)		(1,878,221)
Loss on extinguishment of debt					(900,000)		(900,000)
Change in fair value of contingent consideration related to acquisition	237,416	(61,413)	182,274	(121,621)	(204,485)	(40,000)	(295,211)
Other (expense) income, net	144,612	(178,041)	(148,658)	(1,203,529)	(3,865,489)	(27,735)	(4,231,468)
Loss before income tax benefit	(1,372,320)	(3,428,918)	(2,425,030)	(5,145,711)	(11,408,249)	(5,032,592)	(25,403,059)
Income tax benefit, net							960,000
Net loss	$ (1,372,320)	$ (3,428,918)	$ (2,425,030)	$ (5,145,711)	$ (11,408,249)	$ (5,032,592)	$ (24,443,059)
Basic and diluted net loss per common share	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.06)	$ (0.03)
Weighted-average number of common shares outstanding basic and diluted	216,196,641	171,686,091	213,746,255	170,493,409	178,180,688	165,322,892